Intangible assets and goodwill	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets and goodwill	Intangible assets and goodwill
Intangible assets consist of the following:

2020	Cost	Accumulated amortization	Net book value
Power sales contracts	$57,943	$41,184	$16,759
Customer relationships (note 3)	83,342	10,967	72,375
Interconnection agreements	15,028	1,458	13,570
Other (a)	12,209	—	12,209
	$168,522	$53,609	$114,913
(a) Other includes brand names, water rights and miscellaneous intangibles (note 3)

2019	Cost	Accumulated amortization	Net book value
Power sales contracts	$56,206	$38,931	$17,275
Customer relationships	26,797	10,104	16,693
Interconnection agreements	14,827	1,179	13,648
	$97,830	$50,214	$47,616

Estimated amortization expense for intangible assets for the next year is $4,353, $4,194 in year two, $4,194 in year three, $4,194 in year four and $4,194 in year five.
All goodwill pertains to the Regulated Services Group.

	2020	2019
Opening balance	$1,031,696	$954,282
Business acquisitions (note 3)	167,209	76,313
Foreign exchange	9,485	1,101
Closing balance	$1,208,390	$1,031,696